Income tax expense - Deferred tax charged directly to other equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Tax Relating To Items Charged Or Credited Directly To Equity [Abstract]
Gain(loss) on valuation of financial assets at FVTOCI	₩ (44,591)	₩ 213,876
Gain(loss) on valuation of equity method investments	664	(3,766)
Gain on foreign currency translation of foreign operations	10,261	9,938
Gain on valuation of hedge accounting of the net investment in foreign operations	14,854	9,815
Remeasurements of the defined benefit plan	8,136	(20,584)
Gain(loss) on derivatives designated as cash flow hedge	240	(86)
Total	₩ (10,436)	₩ 209,193